Business, Liquidity and Summary of Significant Accounting Policies (Account Receivable)- Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 74,289	$ 34,289
Accounts receivable payment term	30 days